Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment Including Right-of-Use Assets
Property, plant and equipment include:

	Leasehold improvements	Plant and equipment	IT and office equipment	Right of use	Total
	(in thousands)
Cost:
At January 1, 2023	$1,417	$32,380	$4,387	7,079	$45,263
Additions	75	1,812	220	767	2,874
Disposals	—	(2)	(3)	(414)	(419)
Exchange difference	10	107	16	—	133
At December 31, 2023	1,502	34,297	4,620	7,432	47,851
Additions	—	772	70	462	1,304
Disposals	(77)	(727)	(275)	(705)	(1,784)
Exchange difference	(4)	(22)	(19)	—	(45)
At December 31, 2024	1,421	34,320	4,396	7,189	47,326
Additions	20	304	162	1,255	1,741
Acquisition of ACP Advanced Circuit Pursuit AG	—	951	—	—	951
Disposals	(38)	(88)	(459)	(302)	(887)
Exchange difference	30	235	160	—	425
At December 31, 2025	$1,433	$35,722	$4,259	$8,142	$49,556
Depreciation and impairment:
At January 1, 2023	1,333	26,971	3,993	4,477	36,774
Depreciation charge for the year	41	2,421	198	1,223	3,883
Impairment	—	711	—	—	711
Disposals	—	(2)	—	(414)	(416)
Exchange difference	7	69	8	—	84
At December 31, 2023	1,381	30,170	4,199	5,286	41,036
Depreciation charge for the year	21	1,656	225	1,201	3,103
Impairment	—	251	—	—	251
Disposals	(23)	(606)	(224)	(483)	(1,336)
Exchange difference	(4)	(15)	(17)	—	(36)
At December 31, 2024	1,375	31,456	4,183	6,004	43,018
Depreciation charge for the year	14	1,571	192	980	2,757
Disposals	(37)	(88)	(448)	(304)	(877)
Exchange difference	208	262	(112)	—	358
At December 31, 2025	$1,422	$33,111	$4,044	6,680	$45,257
Net book value:
At January 1, 2023	$84	$5,409	$394	2,602	$8,489
At December 31, 2023	121	4,127	421	2,146	6,815
At December 31, 2024	46	2,864	213	1,185	4,308
At December 31, 2025	$11	$2,611	$215	1,462	$4,299